TAXATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
TAXATION

6.	TAXATION

The Company recorded income tax expense of RMB82,940 and RMB129,150 (US$21,041) for the nine months ended September 30, 2013 and 2014, respectively. The Company’s effective tax rates were 19.92% and 20.56% for the nine months ended September 30, 2013 and 2014, respectively. The unrecognized tax benefits are likely to change in the next twelve months; however, the change cannot be reasonably estimated at this point. All of the uncertain tax positions, if ultimately recognized, will impact the effective tax rate.

The tax years ended December 31, 2008 through 2013 for the Company’s PRC subsidiaries and VIEs remain subject to examination by the PRC tax authorities

6.	TAXATION

Enterprise income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts substantially all of its business through its PRC subsidiaries and VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Cheerbright is incorporated in the British Virgin Islands and conducts substantially all of its businesses through its PRC subsidiary and VIEs. Under the current laws of the British Virgin Islands, Cheerbright is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Autohome HK is incorporated in Hong Kong on March 16, 2012. In October 2013, Autohome HK acquired Autohome Media, a Hong Kong advertising and marketing company. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. For the years ended December 31, 2011, 2012 and 2013, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong during this period. Under the Hong Kong tax law, Autohome HK and Autohome Media are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

The PRC

Prior to January 1, 2008, pursuant to the Provisional Regulations of the PRC on Enterprise Income Tax and the Income Tax Law of the PRC for Foreign Invested Enterprises (“FIEs”) and Foreign Enterprises, the Company’s VIEs of which Autohome WFOE is the primary beneficiary, were subject to PRC enterprise income tax (“EIT”) at a statutory rate of 33% on taxable income. On March 16, 2007, the National People’s Congress enacted the Enterprise Income Tax Law (“the New EIT Law”), effective on January 1, 2008. The New EIT Law unified the previously-existing separate income tax laws for domestic enterprises and FIEs and adopted a unified 25% enterprise income tax rate applicable to all resident enterprises in China, except for certain entities eligible for preferential tax rates and grandfather rules stipulated by the New EIT Law.

In September 2010, Autohome WFOE has been recognized as a “High-New Technology Enterprise” (“HNTE”), and is eligible for a 15% preferential tax rate effective from 2010 to 2012 and thereafter for an additional three years through an administrative renewal process if it qualifies. Autohome WFOE met the HNTE requirements and completed the administrative renewal process in November 2013, qualifying them for a 15% preferential tax rate for three years from 2013 to 2015.

The Company’s remaining PRC subsidiaries and all the VIEs were subject to EIT at a rate of 25% for the years ended December 31, 2011, 2012 and 2013.

Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. As of December 31, 2013, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2013, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New EIT Law. The Company has analyzed the applicability of this law and will continue to monitor the related development and application.

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
PRC	175,691	317,844	570,659	94,266
Non PRC	(1,897)	(13,975)	(2,203)	(364)

	173,794	303,869	568,456	93,902

The income tax expense (benefit) is comprised of:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Current	34,615	84,851	136,047	22,474
Deferred	3,733	6,137	(23,753)	(3,924)

	38,348	90,988	112,294	18,550

The reconciliation of income tax expense for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Income from continuing operations before income tax expense	173,794	303,869	568,456	93,902
Income tax expense computed at applicable tax rates (25%)	43,449	75,967	142,114	23,476
Non-deductible expenses	7,106	14,571	697	115
Valuation allowances	(85)	—	2,114	349
Outside basis difference	7,451	30,278	14,254	2,354
Effect of international tax rate difference	474	3,494	551	91
Interest expense relating to unrecognized tax benefits	—	685	2,115	349
Effect of preferential tax rate	(20,047)	(34,007)	(49,551)	(8,184)

Income tax expense	38,348	90,988	112,294	18,550

Deferred tax

The significant components of deferred taxes are as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	307	367	61
Accrued staff cost	10,468	19,538	3,227
Accrued expenses	11,231	5,251	867
Revenue recognition	3,621	11,174	1,846
Tax losses	1,483	2,437	403
Valuation allowances	—	(2,114)	(349)

Net current deferred tax assets	27,110	36,653	6,055

Total deferred tax assets	27,110	36,653	6,055

Deferred tax liabilities
Current
Outside basis difference	(26,629)	—	—

Total current deferred tax liabilities	(26,629)	—	—

Non-current
Intangible assets	(12,181)	(10,816)	(1,787)
Outside basis difference	(456,657)	(470,911)	(77,789)

Total non-current deferred tax liabilities	(468,838)	(481,727)	(79,576)

Total deferred tax liabilities	(495,467)	(481,727)	(79,576)

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. The Company recorded a full valuation allowances against the deferred tax assets of Shengtuo Hongyuan, which was in a cumulative loss position as of December 31, 2013.

As of December 31, 2013, the Group had net operating losses of approximately RMB10,262 (US$1,695), which can be carried forward to offset taxable income. The net operating loss will start to expire in 2017 if not utilized.

After considering its dividend distribution, operational funding needs and future development initiatives, the Company did not intend to indefinitely reinvest any of the earnings for the year ended December 31, 2012. Therefore, the Company accrued deferred income tax liabilities of RMB26,629 for the associated withholding tax liability as of December 31, 2012. The deferred tax was settled upon payment of the dividend distribution in June 2013. As of December 31, 2013, the Company intended to indefinitely reinvest the undistributed earnings of its PRC subsidiaries. Determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.

Unrecognized tax benefits

As of December 31, 2012 and 2013, the Company recorded an unrecognized tax benefit of RMB17,379 and RMB29,459 (US$4,866), respectively, of which RMB16,568 and RMB29,041 (US$4,797), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This primarily represent the estimated income tax expense the Group would pay should its income tax returns have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount of uncertain tax position will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2012 and 2013, unrecognized tax benefits of RMB3,790 and RMB10,560 (US$1,744) respectively, if ultimately recognized, will impact the effective tax rate.

A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Beginning balance	5,971	17,379	2,871
Additions based on tax positions related to the current year	14,231	19,314	3,190
Decreases based on tax positions related to prior years	(2,823)	(7,234)	(1,195)

Ending balance	17,379	29,459	4,866

During the years ended December 31, 2011, 2012 and 2013, the Group recorded late payment interest expense related to continuing operations of nil, RMB685 and RMB2,115 (US$349), and penalties of nil, nil and nil, respectively, as part of income tax expense.

The tax years ended December 31, 2008 through 2013 for the Company’s PRC subsidiaries and VIEs remain subject to examination by the PRC tax authorities.